Annual Fund Operating Expenses (Vanguard 500 Index Fund Retail)	Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard 500 Index Fund Vanguard 500 Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.11%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.06%	0.01%
Total Annual Fund Operating Expenses	0.17%	0.05%